SCHEDULE OF LOSS BEFORE TAXATION (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost of inventories recognized as expense				$ 1,067
Depreciation expenses	224	95	178	51
Right-of-use asset amortization charge	231	163	235	603
– Audit fees	228	267	432	292
Total employee benefit expenses	2,255	3,460	5,754	3,010
Director [Member]
IfrsStatementLineItems [Line Items]
– salaries and related cost	36	36	48	60
– retirement scheme contribution	3	6	5	3
– share-based payments	650	663	888	994
Key management personnel [member]
IfrsStatementLineItems [Line Items]
– salaries and related cost	369	218	443	192
– retirement scheme contribution	38	3	59	18
– share-based payments	360	1,873	3,248	857
Research and development personnel [member]
IfrsStatementLineItems [Line Items]
– retirement scheme contribution		3
– salaries and related cost	4	144	84	60
Other personnel [member]
IfrsStatementLineItems [Line Items]
– salaries and related cost	723	464	904	741
– retirement scheme contribution	$ 72	$ 50	$ 75	$ 85